Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 25,818	$ 48,747	$ 21,462
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	16,680	13,756	14,164
Bad debt expense	155	620	310
Share-based compensation expenses	1,098	1,186	1,818
Loss (gain) on disposals of property and equipment	(26)	26	(2)
Gain on disposals of equity method investment	0	0	(88)
Gain on disposals of investment in non-marketable equity securities, net	(23,038)	0	(1,682)
Gain on disposals of marketable securities, net	(188)	(10)	(223)
Equity in losses of equity method investees	1,200	1,277	77
Deferred tax expense (benefit)	(1,601)	(1,978)	4,148
Inventories write downs	12,298	23,342	9,785
Changes in:
Accounts receivable	(1,998)	(14,602)	41,656
Inventories	2,250	(1,716)	(15,054)
Prepaid expenses and other current assets	862	(647)	2,067
Accounts payable	(2,336)	17,846	(54,905)
Accounts payable to related party	(576)	576	0
Income taxes payable	(7,390)	1,389	(6,475)
Other payable to related party	2,200	0	0
Other accrued expenses and other current liabilities	4,678	(5,164)	5,987
Other liabilities	(693)	24	(516)
Net cash provided by operating activities	29,393	84,672	22,529
Cash flows from investing activities:
Purchases of property, plant and equipment	(39,818)	(7,902)	(9,982)
Proceeds from disposals of property and equipment	115	9	8
Purchases of available-for-sale marketable securities	(47,095)	(30,248)	(63,051)
Proceeds from disposals of available-for-sale marketable securities	47,119	38,532	46,720
Purchases of investment in non-marketable equity securities	0	(1,600)	0
Proceeds from disposals of investment in non-marketable equity securities	10,000	0	1,682
Proceeds from capital reduction of investment	132	568	0
Purchase of equity method investment	(9,175)	(37)	(3,708)
Proceeds from disposals of equity method investment	0	0	179
Proceeds from (repayments of) refundable deposits, net	(120)	461	(304)
Releases (pledges) of restricted marketable securities	(146)	240	(227)
Cash paid for loan made to related parties	(3,250)	(7,150)	0
Cash received from loan made to related party	7,150	0	0
Cash received from the acquisition of Liqxtal, net of cash paid of $1,780	0	0	341
Net cash used in investing activities	(35,088)	(7,127)	(28,342)
Cash flows from financing activities:
Payments of cash dividends	(41,281)	(22,348)	(51,364)
Excess tax benefits from share-based compensation	0	0	771
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	4	9	22
Purchases of subsidiary shares from noncontrolling interests	(42)	(376)	(503)
Releases (pledges) of restricted cash, cash equivalents and marketable securities (for borrowing of short-term debt)	(9,000)	42,000	(50,000)
Proceeds from issuances of new shares by subsidiaries	105	0	1,466
Proceeds from short-term debt	151,161	230,000	412,303
Repayments of short-term debt	(142,161)	(272,000)	(362,303)
Net cash used in financing activities	(41,214)	(22,715)	(49,608)
Effect of foreign currency exchange rate changes on cash and cash equivalents	480	(207)	(216)
Net increase (decrease) in cash and cash equivalents	(46,429)	54,623	(55,637)
Cash and cash equivalents at beginning of year	184,452	129,829	185,466
Cash and cash equivalents at end of year	138,023	184,452	129,829
Supplemental disclosures of cash flow information:
Interest	565	637	516
Income taxes	14,683	11,534	12,505
Supplemental disclosures of investing activities affecting both cash and non-cash items:
Purchase of property, plant and equipment	(54,215)	(6,570)	(10,567)
Increase (decrease) in payable for purchases of equipment and asset retirement obligations	14,397	(1,332)	585
Cash paid	(39,818)	(7,902)	(9,982)
Proceeds from disposal of investment in non-marketable equity securities	32,000	0	1,682
Increase in other current assets for disposal of investment in non-marketable equity securities	(22,000)	0	0
Cash received	$ 10,000	$ 0	$ 1,682